Troubled Debt Restructures - Breakdown of Types of Concessions Made by Loan Class (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Contract	Dec. 31, 2018 USD ($) Contract	Dec. 31, 2017 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	5	6	10
Pre-Modification Outstanding Recorded Investment	$ 1,940	$ 434	$ 907
Post-Modification Outstanding Recorded Investment	$ 1,061	$ 387	$ 863
Other Payment Terms [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	5	6	10
Pre-Modification Outstanding Recorded Investment	$ 1,940	$ 434	$ 907
Post-Modification Outstanding Recorded Investment	$ 1,061	$ 387	$ 863
Other Payment Terms [Member] | Commercial Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	1		1
Pre-Modification Outstanding Recorded Investment	$ 50		$ 12
Post-Modification Outstanding Recorded Investment	$ 4		$ 10
Other Payment Terms [Member] | Consumer Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract			1
Pre-Modification Outstanding Recorded Investment			$ 9
Post-Modification Outstanding Recorded Investment			$ 5
Other Payment Terms [Member] | Real Estate - Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	1		2
Pre-Modification Outstanding Recorded Investment	$ 1,629		$ 178
Post-Modification Outstanding Recorded Investment	$ 838		$ 173
Other Payment Terms [Member] | Real Estate - Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	3	6	6
Pre-Modification Outstanding Recorded Investment	$ 261	$ 434	$ 708
Post-Modification Outstanding Recorded Investment	$ 219	$ 387	$ 675